Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	VYCOR MEDICAL INC
Entity Central Index Key	0001424768
Document Type	8-K
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Amendment Description	This amendment is being filed pursuant to the instructions with respect to Item 9.01-- Financial Statements and Exhibits, which provides that financial statements required by said item may be filed with the initial report, or by amendment not later than 71 calendar days after the date that the initial report on Form 8-K must be filed. This Report includes the financial statements required in Item 9.01.

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2011
Vycor
Current assets:
Cash and cash equivalents	$ 1,833,831
Accounts receivable	113,575
Inventory	118,157
Prepaid expenses and other current assets	1,176,941
Total current assets	3,242,504
Fixed assets, net	671,607
Intangible and Other assets
Intangible assets, net	130,000
Patents, net of accumulated amortization	343,622
Website, net of accumulated amortization	5,165
Security deposits	8,988
Intangible and Other Asset	487,775
Total assets	4,401,886
Current liabilities:
Accounts payable	241,889
Accrued interest	24,986
Accrued liabilities	658,098
Other Current Liabilities	101,179
Notes payable - current	318,327
Total current liabilities	1,344,479
Notes payable - long term	1,316,362
Other long term liabilities
Total liabilities	2,660,841
Shareholders' equity (deficit):
Preferred stock	1
Common stock	80,616
Additional paid-in capital	12,461,726
Accumulated deficit	(10,803,211)
Accumulated Other Comprehensive Income	1,913
Total shareholders' equity (deficit)	1,741,045
Total liabilities and shareholders' equity	4,401,886
Sight Science
Current assets:
Cash and cash equivalents	25,541
Accounts receivable	1,695
Inventory
Prepaid expenses and other current assets
Total current assets	27,236
Fixed assets, net	6,002
Intangible and Other assets
Intangible assets, net
Patents, net of accumulated amortization
Website, net of accumulated amortization
Security deposits
Intangible and Other Asset
Total assets	33,238
Current liabilities:
Accounts payable	12,948
Accrued interest
Accrued liabilities
Other Current Liabilities	37,510
Notes payable - current
Total current liabilities	50,458
Notes payable - long term
Other long term liabilities	74,103
Total liabilities	124,561
Shareholders' equity (deficit):
Preferred stock
Common stock	234
Additional paid-in capital
Accumulated deficit	(91,874)
Accumulated Other Comprehensive Income	317
Total shareholders' equity (deficit)	(91,323)
Total liabilities and shareholders' equity	33,238
Adjustments
Current assets:
Cash and cash equivalents	(156,250)	[1]
Accounts receivable
Inventory
Prepaid expenses and other current assets
Total current assets	(156,250)
Fixed assets, net	365,625	[1]
Intangible and Other assets
Intangible assets, net	121,875	[1]
Patents, net of accumulated amortization	181,250	[1]
Website, net of accumulated amortization
Security deposits
Intangible and Other Asset	303,125
Total assets	512,500
Current liabilities:
Accounts payable	(9,230)	[2]
Accrued interest
Accrued liabilities	45,943	[3]
Other Current Liabilities	(14,063)	[4]
Notes payable - current
Total current liabilities	22,650
Notes payable - long term	(74,103)	[4]
Other long term liabilities	156,250	[1]
Total liabilities	104,797
Shareholders' equity (deficit):
Preferred stock
Common stock	1,201	[1],[2]
Additional paid-in capital	287,265	[1],[2],[4]
Accumulated deficit	119,554	[3],[4],[5]
Accumulated Other Comprehensive Income	(317)	[2]
Total shareholders' equity (deficit)	407,703
Total liabilities and shareholders' equity	512,500
Proforma Combined
Current assets:
Cash and cash equivalents	1,703,122
Accounts receivable	115,270
Inventory	118,157
Prepaid expenses and other current assets	1,176,941
Total current assets	3,113,490
Fixed assets, net	1,043,234
Intangible and Other assets
Intangible assets, net	251,875
Patents, net of accumulated amortization	524,872
Website, net of accumulated amortization	5,165
Security deposits	8,988
Intangible and Other Asset	790,900
Total assets	4,947,624
Current liabilities:
Accounts payable	245,607
Accrued interest	24,986
Accrued liabilities	704,041
Other Current Liabilities	124,626
Notes payable - current	318,327
Total current liabilities	1,417,587
Notes payable - long term	1,316,362
Other long term liabilities	156,250
Total liabilities	2,890,199
Shareholders' equity (deficit):
Preferred stock	1
Common stock	82,051
Additional paid-in capital	12,748,991
Accumulated deficit	(10,775,531)
Accumulated Other Comprehensive Income	1,913
Total shareholders' equity (deficit)	2,057,425
Total liabilities and shareholders' equity	$ 4,947,624

[1]	Reflects the acquisition by Vycor of the share capital of Sight Science. The transaction took place on January 4, 2012 and comprised: Sep 30, 2011 rate Jan 3, 2012 rate Cash at closing £100,000 $156,250 $155,330 Cash due on January 4, 2013 £100,000 $156,250 $155,330 Stock consideration £184,768 $288,700 $287,000 Total Consideration £384,768 $601,200 $597,660 Reflects the ASC 805 valuation of the intangible assets acquired in the transaction: Trademarks and Tradenames £78,000 $121,875 $121,157 Patents £116,000 $181,250 $180,183 Developed Software £234,000 $365,625 $363,472 Total Fair Value of Assets Acquired £431,886 $674,822 $670,849 Negative Goodwill: Excess of Fair Value of Assets Acquired over Total Consideration $73,622
[2]	Reflects the elimination of Sight Science's shareholders' equity in consolidation
[3]	Reflects the transaction costs incurred by Vycor in connection with the acquisition and not accrued at September 30, 2011
[4]	Reflects the conversion of University of Aberdeen's loan to Sight Science and certain accounts payable balances just prior to Closing, together with the payment of outstanding director's fees by the vendors at closing Loan £47,426 $74,103 $73,667 Accounts payable balances £5,907 $9,230 $9,175 Directors fees £9,000 $14,063 $13,980 £62,333 $97,395 $96,822 This contribution to Sight Science's capital is eliminated in adjustment D
[5]	Reflects the effect on the net loss for the period for the acquisition, including the negative goodwill (A) and the transaction costs (B)

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET (Parentheticals)	Jan. 03, 2012 USD ($)	Jan. 03, 2012 GBP (£)	Sep. 30, 2011 USD ($)	Jan. 03, 2012 Trademarks and Tradenames USD ($)	Jan. 03, 2012 Trademarks and Tradenames GBP (£)	Sep. 30, 2011 Trademarks and Tradenames USD ($)	Jan. 03, 2012 Patents USD ($)	Jan. 03, 2012 Patents GBP (£)	Sep. 30, 2011 Patents USD ($)	Jan. 03, 2012 Developed Software USD ($)	Jan. 03, 2012 Developed Software GBP (£)	Sep. 30, 2011 Developed Software USD ($)
Cash at closing	$ 155,330	£ 100,000	$ 156,250
Cash due on January 4, 2013	155,330	100,000	156,250
Stock consideration	287,000	184,768	288,700
Business Acquisition, Cost of Acquired Entity, Purchase Price, Total	597,660	384,768	601,200
Acquired Finite-lived Intangible Asset	670,849	431,886	674,822	121,157	78,000	121,875	180,183	116,000	181,250	363,472	234,000	365,625
Loan	73,667	47,426	74,103
Accounts payable balances	9,175	5,907	9,230
Directors fees	13,980	9,000	14,063
Business Acquisition, Purchase Price Allocation, Current Liabilities, Total	96,822	62,333	97,395
Negative Goodwill	$ 73,622

UNAUDITED PRO FORMA CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	9 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Vycor
Revenue	$ 518,731		$ 316,450
Cost of revenue	93,863		48,737
Gross profit	424,868		267,713
Operating expenses
Research and development	94,960		15,208
Depreciation and amortization	155,381		56,801
Sales, General and administrative	4,002,430		1,921,422
Costs related to Acquisition of Subsidiary
Negative Goodwill on Acquisition of Subsidiary
Total operating expenses	4,252,771		1,993,431
Loss from operations	(3,827,903)		(1,725,718)
Net Interest and Other income (expense)	(92,149)		(258,104)
Net loss	(3,920,052)		(1,983,822)
Loss per Share
Basic and diluted (in dollars per share)	$ (0.005)		$ (0.003)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	770,330,972		663,168,900
Sight Science
Revenue	55,025		98,395
Cost of revenue	2,805		4,918
Gross profit	52,220		93,477
Operating expenses
Research and development
Depreciation and amortization	600		789
Sales, General and administrative	85,623		111,641
Costs related to Acquisition of Subsidiary
Negative Goodwill on Acquisition of Subsidiary
Total operating expenses	86,223		112,430
Loss from operations	(34,003)		(18,953)
Net Interest and Other income (expense)	(415)		(199)
Net loss	(34,418)		(19,152)
Loss per Share
Basic and diluted (in dollars per share)
Weighted average number of common shares outstanding
Basic and diluted (in shares)
Adjustments
Revenue
Cost of revenue
Gross profit
Operating expenses
Research and development
Depreciation and amortization
Sales, General and administrative
Costs related to Acquisition of Subsidiary	45,943	[1]	45,943	[1]
Negative Goodwill on Acquisition of Subsidiary	(73,622)	[2]	(73,622)	[2]
Total operating expenses	(27,679)		(27,679)
Loss from operations	27,679		27,679
Net Interest and Other income (expense)
Net loss	27,679		27,679
Loss per Share
Basic and diluted (in dollars per share)
Weighted average number of common shares outstanding
Basic and diluted (in shares)
Proforma Combined
Revenue	573,756		414,845
Cost of revenue	96,668		53,655
Gross profit	477,088		361,190
Operating expenses
Research and development	94,960		15,208
Depreciation and amortization	155,981		57,590
Sales, General and administrative	4,088,053		2,033,063
Costs related to Acquisition of Subsidiary	45,943		45,943
Negative Goodwill on Acquisition of Subsidiary	(73,622)		(73,622)
Total operating expenses	4,311,315		2,078,182
Loss from operations	(3,834,227)		(1,716,992)
Net Interest and Other income (expense)	(92,564)		(258,303)
Net loss	$ (3,926,791)		$ (1,975,295)
Loss per Share
Basic and diluted (in dollars per share)	$ (0.005)		$ (0.003)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	784,680,972		677,518,900

[1]	Reflects the transaction costs incurred by Vycor in connection with the acquisition and not accrued at September 30, 2011
[2]	Reflects the negative goodwill generated from the excess of the Fair Value of the Assets acquired over the Consideration paid as set out in more detail in Note A